        As filed with the Securities and Exchange Commission on 3/31/05




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21079
                                                     ---------


                        AIP ALTERNATIVE STRATEGIES FUNDS
                        --------------------------------
               (Exact name of registrant as specified in charter)



                 701 WESTCHESTER AVENUE, WHITE PLAINS, NY 10604
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)



 MR. LEE SCHULTHEIS, 701 WESTCHESTER AVENUE, SUITE 205W, WHITE PLAINS, NY 10604
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)



                            1-877-LOW-BETA (569-2382)
                            -------------------------
               Registrant's telephone number, including area code



Date of fiscal year end: JULY 31
                         -------



Date of reporting period:  JULY 31, 2004
                           -------------

ITEM 1.  REPORT TO STOCKHOLDERS.

           [ALPHA LOGO]
                                          ALPHA
                                          HEDGED
                                          STRATEGIES
                                          FUND
           A series of AIP Alternative Strategies Funds

         ANNUAL REPORT
         JULY 31, 2004

  WEB                WWW.AIPFUNDS.COM
  TICKER SYMBOL      ALPHX
  CALL               1.877.LOW.BETA

                                          INVESTMENT ADVISER
                                          ALTERNATIVE INVESTMENT PARTNERS, LLC
                                          The mutual fund adviser dedicated
                                          exclusively to absolute return
                                          strategies(SM)
                                          - An affiliate of Asset Alliance
                                          Corporation



                                          PORTFOLIO RESEARCH
                                          CONSULTANT
                                          TRUST ADVISORS, LLC
                                          Style Management and
                                          Portfolio Analytics



                                          INVESTMENT SUB-ADVISERS
                                          CAPITALWORKS INVESTMENT PARTNERS, LLC
                                          Convertible Bond Arbitrage &
                                          Long/Short Equity



                                          SCHULTZE ASSET MANAGEMENT, LLC
                                          Distressed Securities



                                          TWIN CAPITAL MANAGEMENT, INC.
                                          Long/Short Equity



                                          ZACKS INVESTMENT MANAGEMENT, INC.
                                          Long/Short Equity

                         THE HEDGE FUND ALTERNATIVE(SM)

AIP Alternative Strategies Funds
SHAREHOLDER'S LETTER

July 31, 2004
--------------------------------------------------------------------------------
Dear Fellow Shareholders:

We are pleased to present the AIP Alternative Strategies Funds annual report for the period ended July 31, 2004. Alternative Investment Partners, the mutual fund manager dedicated exclusively to alternative investment strategies(sm), created the AIP Fund Family to offer the benefits of absolute return investing to a broad spectrum of individual and institutional investors.

As an innovative concept in the mutual fund arena, Alpha Hedged Strategies Fund has been met with a great deal of media and investor interest, with articles appearing in publications such as TheStreet.com, Buy Side, Dow Jones Newswire, Plan Sponsor, HedgeFund.net, HedgeCo.net, HedgeWorld.com, Chicago Sun Times, Christian Science Monitor, Fund Action, and Money Management Executive, as well as feature appearances on CNNfn, and on Mutual Perspectives and Money Matters radio.

Together with the Fund's Portfolio Research Consultant, Trust Advisors, and the Fund's Sub-Advisers, CapitalWorks Investment Partners, Schultze Asset Management, Smith Breeden Associates, Twin Capital Management, and Zacks Investment Management, we thank our shareholders for their interest and response and we will strive to provide you with rewarding risk adjusted investment returns.

Very truly yours,

/s/ Lee W. Schultheis
Lee W. Schultheis
President
AIP Alternative Strategies Funds

AIP Alternative Strategies Funds
MARKET COMMENTARY

July 31, 2004
--------------------------------------------------------------------------------

As we look back on the most recent twelve months of operations for AIP's Alpha Hedged Strategies Fund (ALPHX), for the annual report period ended July 31, 2004, we are struck by the contrast between market conditions in the last half of 2003 and year-to-date for 2004. The second half of 2003 saw the equity markets continue its rally, which was then abruptly reversed in the first half of 2004. The following details Fund and comparative asset class returns for the period ending July 31, 2004:

                                                 ANNUALIZED SINCE
                             YTD     1 YEAR    INCEPTION ON 9/23/02
                             ---     ------    --------------------
ALPHX.....................  +6.24%    +9.42%          +3.89%
HFRI Equity Market
  Neutral.................  +1.27%    +3.00%          +1.65%
S&P 500...................   0.02%   +13.18%         +17.42%
90 Day T-Bill.............  +0.62%    +1.02%          +1.10%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Most recent quarter-end and month-end performance can be found at www.aipfunds.com. The Fund imposes a 2% redemption fee on shares held less than 180 days.

The variability of returns between ALPHX and other market indices over different time periods and market conditions underscores the difference in the hedged, absolute return strategies approach vs. the 'stay long the market' approach or simply remaining in cash. The ALPHX approach seeks to narrow the range of expected returns while offering the possibility of higher returns than one could achieve by remaining in cash.

Within the various strategies that define ALPHX and the alternative, hedged strategies universe there can also be some variability in the patterns of returns realized during different time frames and market conditions. One of the brightest spots during the first half of 2004 has been the performance of the Fund's distressed securities strategy. Also contributing to our overall YTD performance were our momentum long/short strategy, and our earnings revision long/short strategy. Convertible bond arbitrage and merger arbitrage were notably flat to slightly down year to date, underscoring the importance of being multi-strategy, and not simply relying on one alternative style to carry the overall portfolio.

Looking forward, we see the outlook for traditional long/short equity managers to continue to improve as the market becomes more discriminating between good and bad stocks on a relative valuation basis. Investors who decide to pursue long-only strategies, may face continued exposure to elevated levels of market volatility in the pursuit of attractive historical equity returns. Those seeking a "safe haven" in fixed-income must do so with the prospect of rising interest rates, and the adverse affect that rising rates can have on their principal values, as the Fed continues its charted course. Those remaining in cash will have to accept historically low rates of return in exchange for that ultimate "safety factor".

Upon reflection, every period seems to present its own unique backdrop of uncertainty. In the face of ever-present uncertainty, AIP offers individual and institutional investors a fresh alternative to traditional long-only equity investments and a potential way to further diversify their portfolio, reduce overall volatility and enhance risk-adjusted returns. However, we note that there are risks associated with investing in the Fund; please see below for further details.

Alpha Hedged Strategies Fund is designed to provide its shareholders with consistent positive returns and a low correlation to general equity and fixed-income market indices in both bull and bear markets.

We thank our shareholders for their interest and response and we will strive to provide you with rewarding long-term risk adjusted investment returns.

/s/ Lee W. Schultheis
Lee W. Schultheis
Chief Investment Strategist
Alternative Investment Partners, LLC

Must be preceded or accompanied by a prospectus. Read it carefully before investing.

The Alpha Hedged Strategies Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivative transactions. There is no assurance that these strategies will protect against losses.

NOTE: Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. The Fund may also invest in:

    1. smaller capitalized companies subject to more abrupt or erratic market movements than larger, more established companies;

    2. foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

    3. securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;

    4. shares of other investment companies that invest in securities and styles similar to the Fund, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Fund intends to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include, merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses.

NOTE: The Fund has a 3.99% total operating expense ratio, excluding dividends on short positions and interest expense. Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances.

HFRI Equity Market Neutral Index -- "Equity Market Neutral" investing seeks to profit by exploiting pricing inefficiencies between related equity securities, neutralizing exposure to market risk by combining long and short positions. One example of this strategy is to build portfolios made up of long positions in the strongest companies in several industries and taking corresponding short positions in those showing signs of weakness. The index is comprised of hedge funds that are open for investment and are tracked by Hedge Fund Research, Inc. on a monthly basis. Refer to www.hfrx.com for more information.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money market instruments.

Opinions expressed above are those of Lee W. Schultheis and are not intended as a forecast of future events or guarantee of future results.

Distributor: Quasar Distributors, LLC is not an affiliate of AIP Alternative Strategies Funds. 9/04

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Growth of $10,000 -- July 31, 2004
[PERFORMANCE GRAPH]

                                                 ALPHA HEDGED STRATEGIES
                                                          FUND                    S&P 500 INDEX               90 DAY T-BILL
                                                 -----------------------          -------------               -------------
9/23/02                                                   10000                       10000                       10000
10/31/02                                                   9910                       10497                       10018
1/31/03                                                    9990                       10189                       10049
4/30/03                                                   10030                       10969                       10077
7/31/03                                                    9809                       11900                       10102
10/31/03                                                  10089                       12683                       10126
1/31/04                                                   10203                       13713                       10149
4/30/04                                                   10273                       13480                       10174
7/31/04                                                   10733                       13469                       10205

------------------------------
 - Since inception data for Fund, the S&P 500 Index and the 90 Day T-Bills is as of 9/23/2002.

 * Since inception data for the HFRI Equity Market Neutral Index is as of 9/30/2002.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.aipfunds.com. The Fund imposes a 2% redemption fee on shares held less than 180 days.

The Chart assumes an initial investment of $10,000 made on September 23, 2002 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Growth of $10,000 -- July 31, 2004 --  (continued)
--------------------------------------------------------------------------------

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI Equity Market Neutral Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to neutralize market risk by combining long and short positions in equity securities. One cannot invest directly in an index.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Allocation of Portfolio Assets -- July 31, 2004
----------------------------------------------------------------
Merger Arbitrage                       1,754,744.00          5%
Long/Short Equity                      9,826,755.00         30%
Global Macro                             614,423.00          2%
Cash                                   2,546,276.00          8%
Convertible Bond Arbitrage             9,438,315.00         28%
Distressed Securities                  9,082,461.00         27%
                                      -------------
                                      33,262,974.00

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Expense Example -- July 31, 2004
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/1/03 -- 7/31/04).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 180 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Expense Example -- July 31, 2004 --  (continued)
--------------------------------------------------------------------------------

the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           BEGINNING         ENDING         EXPENSES PAID
                         ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD
                            8/1/03           7/31/04       8/1/03 - 7/31/04
                         -------------    -------------    ----------------
Actual(+)............      $1,000.00        $1,094.20           $41.78
Hypothetical (5%
  return before
  expenses)**........       1,000.00         1,010.10            40.10

------------------------------
- Including interest expense and dividends on short positions, your actual cost of investment in the Fund would be $55.18.

** Including interest expense and dividends on short positions, your hypothetical cost of investment in the Fund would be $52.63.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2004
--------------------------------------------------------------------------------

COMMON STOCKS -- 48.93%+                          SHARES         VALUE
-------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.15%+
Armor Holdings, Inc.*.......................           740    $    27,010
                                                              -----------
AUDIO VIDEO EQUIPMENT -- 0.34%+
Harman International Industries,
  Incorporated..............................           700         60,011
                                                              -----------
BANKS AND SAVINGS AND LOANS -- 1.02%+
Bank of America Corporation.................           370         31,454
Hudson City Bancorp, Inc. ..................         1,600         55,456
J.P. Morgan Chase & Co. ....................           720         26,878
Sovereign Bancorp, Inc. ....................         1,960         42,669
UCBH Holdings, Inc. ........................           630         24,627
                                                              -----------
                                                                  181,084
                                                              -----------
BIOMEDICAL PRODUCTS -- 0.14%+
Amgen Inc.*.................................           440         25,027
                                                              -----------
CASINOS, GAMBLING AND LOTTERY -- 0.44%+
International Game Technology...............           800         25,872
Station Casinos, Inc.(+) ...................         1,200         51,840
                                                              -----------
                                                                   77,712
                                                              -----------
CATALOG AND MAIL-ORDER HOUSES -- 0.58%+
Amazon.com, Inc.*...........................         1,200         46,704
MSC Industrial Direct Co., Inc. -- Class
  A.........................................         1,800         56,340
                                                              -----------
                                                                  103,044
                                                              -----------
COAL -- 0.69%+
CONSOL Energy Inc. .........................         1,600         57,344
James River Coal Company*...................         1,128         64,578
                                                              -----------
                                                                  121,922
                                                              -----------
COMPUTER PROCESSING AND DATA PREPARATION AND
  PROCESSING SERVICES -- 0.32%+
Automatic Data Processing, Inc. ............           640         26,867
Fiserv, Inc.*...............................           870         29,806
                                                              -----------
                                                                   56,673
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
COMPUTER SERVICES -- 0.31%+
Cognizant Technology Solutions
  Corporation*..............................           700    $    19,285
Netflix Inc.*...............................         1,750         35,875
                                                              -----------
                                                                   55,160
                                                              -----------
COMPUTERS -- HARDWARE -- 0.42%+
Hewlett-Packard Company.....................         1,060         21,359
Zebra Technologies Corporation -- Class
  A*........................................           650         53,710
                                                              -----------
                                                                   75,069
                                                              -----------
COMPUTERS -- SOFTWARE -- 1.09%+
Adobe Systems Incorporated..................           640         26,995
Aspen Technology, Inc.*.....................         1,760         10,437
Autodesk, Inc. .............................         2,150         86,430
CDW Corporation.............................           800         51,440
Open Text Corporation*......................           740         18,774
                                                              -----------
                                                                  194,076
                                                              -----------
CONSULTING SERVICES -- 3.47%+
Resources Connection, Inc.*.................           730         28,309
Washington Group International, Inc.*.......        17,635        589,362
                                                              -----------
                                                                  617,671
                                                              -----------
CONSUMER PRODUCTS -- APPAREL AND TEXTILES --
  0.59%+
Coach, Inc.*................................         1,250         53,487
NIKE, Inc. -- Class B.......................           700         50,897
                                                              -----------
                                                                  104,384
                                                              -----------
CONSUMER PRODUCTS -- BEVERAGES --
  ALCOHOLIC -- 0.13%+
Constellation Brands, Inc. -- Class A*......           630         23,864
                                                              -----------
CONSUMER PRODUCTS -- BEVERAGES -- SOFT
  DRINKS AND CARBONATED WATERS -- 0.10%+
The Pepsi Bottling Group, Inc. .............           620         17,267
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
CONSUMER PRODUCTS -- FOODS -- 0.97%+
Archer-Daniels-Midland Company..............           570    $     8,795
Bunge Limited...............................           860         34,512
Chiquita Brands International, Inc.*........         3,524         68,859
Hershey Foods Corporation...................           700         33,908
Smithfield Foods, Inc.*.....................           920         26,073
                                                              -----------
                                                                  172,147
                                                              -----------
CONSUMER PRODUCTS -- MISCELLANEOUS -- 0.86%+
Exide Technologies*.........................         6,922        112,206
Fortune Brands, Inc. .......................           210         15,158
Tupperware Corporation......................         1,530         26,270
                                                              -----------
                                                                  153,634
                                                              -----------
CONSUMER PRODUCTS -- PERFUME, COSMETICS AND
  OTHER TOILETRIES -- 0.80%+
Nu Skin Enterprises, Inc. -- Class A........         2,450         66,909
The Estee Lauder Companies Inc. -- Class
  A.........................................         1,150         50,485
The Procter & Gamble Company................           480         25,032
                                                              -----------
                                                                  142,426
                                                              -----------
CONSUMER PRODUCTS -- SOAP AND OTHER
  DETERGENTS -- 0.18%+
Church & Dwight Co., Inc. ..................           730         32,251
                                                              -----------
CONSUMER PRODUCTS -- TOOLS -- 0.17%+
The Black & Decker Corporation..............           420         29,362
                                                              -----------
CONSUMER PRODUCTS -- TOYS -- 0.34%+
Marvel Enterprises, Inc.*...................         4,640         60,552
                                                              -----------
CRUDE PETROLEUM AND NATURAL GAS -- 0.69%+
Ultra Petroleum Corp.*......................         1,500         67,305
XTO Energy, Inc. ...........................         1,850         55,315
                                                              -----------
                                                                  122,620
                                                              -----------
ELECTRIC, UTILITY AND OTHER
  SERVICES -- 0.10%+
Dycom Industries, Inc.*.....................           630         16,972
                                                              -----------
ELECTRONIC COMPONENTS -- 0.28%+
Amphenol Corporation -- Class A*............         1,600         50,288
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
EMPLOYMENT SERVICES -- 0.46%+
Manpower Inc. ..............................           570    $    24,823
Robert Half International Inc. .............         2,050         57,031
                                                              -----------
                                                                   81,854
                                                              -----------
FINANCIAL SERVICES -- 0.93%+
Investors Financial Services Corp. .........         1,300         59,384
The Chicago Mercantile Exchange.............           450         56,475
T. Rowe Price Group Inc. ...................         1,050         48,531
                                                              -----------
                                                                  164,390
                                                              -----------
FORESTRY -- 0.41%+
Western Forest Products Inc.*...............         1,247         72,114
                                                              -----------
FUNERAL SERVICES -- 0.90%+
Alderwoods Group, Inc.*.....................        18,074        160,587
                                                              -----------
GOLD ORES -- 0.31%+
Freeport-McMoRan Copper & Gold, Inc. --
  Class B...................................         1,600         55,760
                                                              -----------
HOTELS AND MOTELS -- 0.54%+
Choice Hotels International, Inc. ..........         1,200         63,120
Marriott International, Inc. -- Class A.....           660         32,208
                                                              -----------
                                                                   95,328
                                                              -----------
INSURANCE -- 1.34%+
AFLAC INCORPORATED..........................           540         21,406
Conseco, Inc. ..............................         7,730        138,985
The Allstate Corporation....................           550         25,894
The Hartford Financial Services Group,
  Inc. .....................................           480         31,248
W.R. Berkley Corporation....................           500         20,470
                                                              -----------
                                                                  238,003
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
MANUFACTURING -- DIVERSIFIED
  OPERATIONS -- 6.65%+
3M Co. .....................................           230    $    18,943
Congoleum Corporation -- Class A*...........         9,095         31,742
Eaton Corporation...........................           460         29,734
Imperial Sugar Company*.....................        71,906      1,052,704
Ingersoll-Rand Company -- Class A...........           400         27,476
Parker Hannifin Corporation.................           380         21,804
                                                              -----------
                                                                1,182,403
                                                              -----------
MEDICAL, DENTAL AND HOSPITAL PRODUCTS AND
  SERVICES -- 0.11%+
Henry Schein, Inc.*.........................           280         18,788
                                                              -----------
MEDICAL -- HEALTH CARE SERVICES -- 0.21%+
Sierra Health Services, Inc.*...............           520         22,984
Triad Hospitals, Inc.*......................           430         14,646
                                                              -----------
                                                                   37,630
                                                              -----------
MEDICAL -- HOSPITAL AND MEDICAL SERVICES
  PLANS -- 0.21%+
WellPoint Health Networks Inc.*.............           370         37,407
                                                              -----------
MEDICAL -- INSTRUMENTS -- 0.37%+
Becton, Dickinson and Company...............           420         19,837
Edwards Lifesciences Corporation(+)*........           760         26,729
PerkinElmer, Inc. ..........................         1,070         18,811
                                                              -----------
                                                                   65,377
                                                              -----------
MEDICAL -- LABORATORIES -- 0.45%+
Covance Inc.*...............................         2,190         80,351
                                                              -----------
MEDICAL -- OPHTHALMIC GOODS -- 0.13%+
Bausch & Lomb Incorporated..................           380         23,404
                                                              -----------
METAL WORKS, BLAST FURNACES AND ROLLING --
  2.35%+
Allegheny Technologies, Inc. ...............         3,300         66,165
International Steel Group, Inc*.............         9,459        309,593
Kennametal Inc. ............................           130          5,720
Nucor Corporation...........................           440         36,806
                                                              -----------
                                                                  418,284
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
MOTOR VEHICLES -- 0.57%+
General Motors Corporation..................           450    $    19,413
Oshkosh Truck Corporation...................         1,050         55,618
PACCAR Inc. ................................           450         26,982
                                                              -----------
                                                                  102,013
                                                              -----------
OFFICE SUPPLIES -- 0.30%+
Xerox Corporation*..........................         3,900         54,054
                                                              -----------
PACKAGING -- 0.15%+
Ball Corporation............................           380         27,428
                                                              -----------
PHARMACEUTICAL PREPARATIONS -- 2.20%+
Biovail Corporation*........................         6,800        106,420
Celgene Corporation*........................         1,050         55,996
Eon Labs, Inc.*.............................         1,600         46,592
Johnson & Johnson...........................           480         26,530
Pfizer Inc. ................................           540         17,258
Sepracor Inc.*..............................         1,870         85,964
Teva Pharmaceutical Industries Ltd. ADR.....         1,060         31,376
Wyeth.......................................           600         21,240
                                                              -----------
                                                                  391,376
                                                              -----------
PHOTOGRAPHIC EQUIPMENT AND SUPPLIES --0.15%+
Eastman Kodak Company.......................           980         25,960
                                                              -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.61%+
Chelsea Property Group, Inc. ...............           850         55,352
The Mills Corp. ............................         1,150         52,440
                                                              -----------
                                                                  107,792
                                                              -----------
RESTAURANTS -- 0.33%+
Landry's Restaurants, Inc. .................         1,020         30,835
Yum! Brands, Inc. ..........................           730         28,025
                                                              -----------
                                                                   58,860
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
RETAIL -- APPAREL AND TEXTILES -- 2.29%+
Aeropostale, Inc.*..........................           690    $    21,031
AnnTaylor Stores Corporation*...............           740         19,862
Footstar, Inc.*.............................        50,797        251,445
Nordstrom, Inc. ............................         1,400         61,460
Pacific Sunwear of California, Inc.(+)*.....         1,090         22,236
The Men's Wearhouse, Inc.*..................           740         19,603
Williams-Sonoma, Inc.*......................           370         12,021
                                                              -----------
                                                                  407,658
                                                              -----------
RETAIL -- AUTO PARTS -- 0.29%+
Copart, Inc.*...............................         2,350         52,287
                                                              -----------
RETAIL -- BUILDING MATERIALS -- 0.13%+
Lowe's Companies, Inc. .....................           490         23,873
                                                              -----------
RETAIL -- COMPUTER EQUIPMENT -- 0.12%+
RadioShack Corporation......................           730         20,403
                                                              -----------
RETAIL -- DEPARTMENT STORES -- 0.16%+
J.C. Penney Company, Inc. ..................           730         29,200
                                                              -----------
RETAIL -- DISCOUNT STORES -- 1.93%+
Costco Wholesale Corporation*...............         1,070         43,506
Kmart Holding Corporation*..................         3,863        299,112
                                                              -----------
                                                                  342,618
                                                              -----------
RETAIL -- GROCERY STORES -- 0.63%+
7-Eleven, Inc.*.............................         3,450         59,167
Whole Foods Market, Inc. ...................           650         53,508
                                                              -----------
                                                                  112,675
                                                              -----------
RETAIL -- MISCELLANEOUS -- 0.20%+
Sharper Image Corporation*..................         1,300         34,710
                                                              -----------
SCHOOLS -- 0.82%+
Apollo Group, Inc. -- Class A*..............           650         54,308
Career Education Corporation*...............         1,200         40,572
University of Phoenix Online*...............           600         51,702
                                                              -----------
                                                                  146,582
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
SEMICONDUCTORS AND RELATED DEVICES -- 0.56%+
Altera Corporation*.........................         1,140    $    23,735
FSI International, Inc.*....................         1,300          6,825
International Rectifier Corporation*........           670         26,264
Micron Technology, Inc.(+)*.................         1,470         19,889
Veeco Instruments Inc.*.....................         1,000         22,750
                                                              -----------
                                                                   99,463
                                                              -----------
SPORTING AND ATHLETIC GOODS -- 0.29%+
Brunswick Corporation.......................           910         35,517
Dick's Sporting Goods, Inc.*................           490         15,925
                                                              -----------
                                                                   51,442
                                                              -----------
TELECOMMUNICATIONS -- 0.27%+
Avaya Inc.*.................................         3,300         48,345
                                                              -----------
TELEPHONE COMMUNICATIONS -- 3.47%+
Arch Wireless, Inc. -- Class A*.............         2,865         80,822
Harris Corporation..........................           560         26,589
Manitoba Telecom Services Inc. -- Class
  B*(f).....................................         6,728        227,768
MCI Inc.*...................................         4,906         74,964
NII Holdings Inc.*..........................         1,700         64,634
Plantronics, Inc.*..........................         1,820         70,398
Polycom, Inc.*..............................         1,220         23,522
XO Communications, Inc.*....................        12,553         49,082
                                                              -----------
                                                                  617,779
                                                              -----------
TELEVISION BROADCASTING STATIONS -- 0.21%+
Fox Entertainment Group, Inc. -- Class A*...         1,370         37,031
                                                              -----------
TOBACCO -- 1.00%+
R.J. Reynolds Tobacco Holdings, Inc. .......         2,465        177,357
                                                              -----------
TRANSPORTATION SERVICES -- 2.39%+
Hawaiian Holdings, Inc.*....................         1,319          8,310
Laidlaw International Inc.*.................        25,734        361,563
Ryder System, Inc. .........................           410         17,589
Yellow Roadway Corporation*.................           870         37,854
                                                              -----------
                                                                  425,316
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
VETERINARY SERVICES -- 0.31%+
VCA Antech, Inc.*...........................         1,300    $    54,639
                                                              -----------
TOTAL COMMON STOCKS
  (COST $7,937,088).........................                    8,700,767
                                                              -----------
INVESTMENT COMPANIES -- 18.48%+
-------------------------------------------------------------------------
First Eagle Overseas Fund -- Class A(+).....        32,051        614,423
Hussman Strategic Growth Fund*..............        58,962        916,274
The Arbitrage Fund -- Class I*..............        71,559        865,144
The Merger Fund.............................        59,228        889,600
                                                              -----------
TOTAL INVESTMENT COMPANIES
  (COST $3,328,551).........................                    3,285,441
                                                              -----------
                                                PRINCIPAL
CORPORATE BONDS -- 16.00%+                        AMOUNT
-------------------------------------------------------------------------
COAL -- 6.56%+
Horizon Natural Resources Company, 0.000%,
  03/29/2050(+)(d)..........................    $1,196,988        778,042
Morrison Knudsen, (Acquired 1/9/2004, Cost
  $392,933), 11.500%, 7/1/2010(rv)..........     7,070,000        388,850
                                                              -----------
                                                                1,166,892
                                                              -----------
ELECTRIC, UTILITY AND OTHER
  SERVICES -- 3.89%+
American Plumbing & Mechanical Bank Debt,
  0.000%, 06/22/2050(+)(d)++................       142,000        120,700
American Plumbing & Mechanical, Inc.
  11.625%, 10/15/2008(+)(d)++...............     2,741,000        397,445
Mirant Americas Generation, LLC, 8.500%,
  10/01/2021(+)(d)..........................        80,000         63,200
Mirant Corporation, (Acquired 5/06/2004,
  Cost $105,870), 7.900%, 07/15/2009(rd)....       184,000        109,940
                                                              -----------
                                                                  691,285
                                                              -----------
FORESTRY -- 0.24%+
Western Forest Products Inc., (Acquired
  7/23/2003, Cost $44,667), 15.000%,
  07/28/2024(r).............................        43,000         43,000
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
MANUFACTURING -- DIVERSIFIED
  OPERATIONS -- 2.55%+
Armstrong Holdings, Inc., 7.450%,
  5/15/2029(+)(d)...........................    $  388,000    $   242,500
Congoleum Corporation, 8.625%,
  08/01/2008(+)(d)++........................       259,000        211,085
                                                              -----------
                                                                  453,585
                                                              -----------
METAL WORKS, BLAST FURNACES AND ROLLING --
  0.53%+
Kaiser Aluminum & Chemical, 9.875%,
  02/15/2002(+)(d)++........................        90,000         94,950
                                                              -----------
MINING -- NONMETALLIC MINERALS -- 1.42%+
Oglebay Norton Company, 10.000%,
  02/01/2009(+)++...........................       655,000        252,175
                                                              -----------
PHARMACEUTICAL PREPARATIONS -- 0.81%+
Twin Laboratories, Inc., 10.250%,
  5/15/2006(+)(d)++.........................       627,000        144,210
                                                              -----------
TOTAL CORPORATE BONDS
  (COST $2,427,503).........................                    2,846,097
                                                              -----------
CORPORATE BONDS -- CONVERTIBLE -- 33.63%+
-------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.98%+
L-3 Communications Holdings, Inc., 4.000%,
  9/15/2011(+)(v)++.........................       150,000        174,937
                                                              -----------
CABLE SERVICES -- 5.16%+
Liberty Media Corporation, 3.500%,
  1/15/2031(+)++............................       300,000        259,125
Liberty Media Corporation, 3.250%,
  3/15/2031(+)++............................       250,000        220,937
Liberty Media Corporation, (Acquired
  4/29/2004, Cost $455,812), 0.750%,
  03/30/2023(r)++...........................       400,000        438,500
                                                              -----------
                                                                  918,562
                                                              -----------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 1.60%+
Mentor Graphics Corporation, (Acquired
  1/5/2004, Cost $317,444), 2.830%,
  8/6/2023(rv)++............................       300,000        285,375
                                                              -----------
CONSUMER PRODUCTS -- AUTO PARTS -- 0.87%+
Federal Mogul Financing Trust Bank Debt,
  1.750%, 03/29/2050(+)(d)..................       165,000        155,203
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
CRUDE PETROLEUM AND NATURAL GAS -- 5.40%+
Grey Wolf, Inc., (Acquired 3/26/2004, Cost
  $199,035), 1.550%, 04/01/2024(rv).........    $  200,000    $   208,250
McMoRan Exploration Co., (Acquired
  6/26/2003, Cost $300,028), 6.000%,
  7/2/2008(r)...............................       300,000        398,625
Pride International, Inc., 2.500%,
  3/1/2007(+)++.............................       300,000        352,875
                                                              -----------
                                                                  959,750
                                                              -----------
FINANCIAL SERVICES -- 2.08%+
Providian Financial Corporation, 4.000%,
  5/15/2008(+)..............................       300,000        370,500
                                                              -----------
MACHINERY AND EQUIPMENT -- 2.22%+
Maverick Tube Corporation, (Acquired
  6/3/2003, Cost $287,069), 4.000%,
  6/15/2033(r)++............................       300,000        394,125
                                                              -----------
MANUFACTURING -- DIVERSIFIED
  OPERATIONS -- 3.50%+
GrafTech International Ltd., 1.625%,
  01/15/2024(+)++...........................       250,000        239,063
Tyco International Ltd., 3.125%,
  1/15/2023(+)++............................       250,000        382,500
                                                              -----------
                                                                  621,563
                                                              -----------
SEMICONDUCTORS AND RELATED DEVICES -- 8.60%+
Agere Systems, Inc., 6.500%,
  12/15/2009(+)++...........................       300,000        301,125
ASML Holding N.V. ADR, 5.750%,
  10/15/2006(+).............................       300,000        335,250
Cypress Semiconductor Corporation, 1.250%,
  06/15/2008(+)++...........................       200,000        212,250
Finisar Corporation, 2.500%, 10/15/2010++...       200,000        167,000
Micron Technology, Inc., 2.500%,
  2/1/2010++................................       200,000        262,250
Teradyne, Inc., 3.750%, 10/15/2006++........       250,000        251,875
                                                              -----------
                                                                1,529,750
                                                              -----------
TELEPHONE COMMUNICATIONS -- 2.26%+
Corning Incorporated, 3.500%,
  11/01/2008(+)++...........................       300,000        402,000
                                                              -----------
TRANSPORTATION SERVICES -- 0.96%+
AMR Corporation, 4.500%, 02/15/2024(+)++....       250,000        170,313
                                                              -----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (COST $5,450,809).........................                    5,982,078
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                                SHARES OR
                                                PRINCIPAL
PREFERRED STOCK -- CONVERTIBLE -- 3.39%+          AMOUNT         VALUE
-------------------------------------------------------------------------
COAL -- 2.72%+
Arch Coal, Inc., 5.000%.....................         5,500    $   484,330
                                                              -----------
MEDICAL -- HEALTHCARE SERVICES -- 0.67%+
Omnicare, Inc., 4.000%......................         2,500        120,000
                                                              -----------
TOTAL PREFERRED STOCK -- CONVERTIBLE
  (COST $473,610)...........................                      604,330
                                                              -----------
REPURCHASE AGREEMENTS -- 14.32%+
-------------------------------------------------------------------------
The Bear Stearns Companies Inc., 1.300%,
  dated 7/30/2004, due 8/2/2004 repurchase
  price $2,546,552 (cost
  $2,546,276)(+)+++.........................    $2,546,276      2,546,276
                                                              -----------
WARRANTS -- 1.07%+
-------------------------------------------------------------------------
CONSULTING SERVICES -- 1.07%+
Washington Group International,
  Inc. -- Series A*.........................        12,391         89,835
Washington Group International,
  Inc. -- Series B*.........................        15,841         90,294
Washington Group International,
  Inc. -- Series C*.........................         2,246         10,556
                                                              -----------
TOTAL WARRANTS
  (COST $190,038)...........................                      190,685
                                                              -----------
TOTAL INVESTMENTS -- 135.82%+
  (COST $22,353,875)........................                  $24,155,674
                                                              ===========

------------------------------
   * -- Non-income producing security.

 ADR -- American Depository Receipts.

   + -- Calculated as a percentage of net assets.

  ++ -- Callable only if stock price equals predetermined price. As of July 31, 2004, bond is not callable.

 +++ -- Collateralized by U.S. Government or U.S. Government Agency securities,
        U.S. Government Agency mortgage-backed securities, certificates of deposits or banker's acceptances.

 (+) -- All or a portion of the shares have been committed as collateral for open short positions.

 (d) -- Defaulted security.

 (f) -- Foreign security.

 (r) -- Restricted security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

 (v) -- Variable rate security. Interest rates change periodically on specified dates. The rates listed are as of July 31, 2004.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- July 31, 2004
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------
99 Cents Only Stores...................         1,910       $   27,370
Abercrombie & Fitch Co. -- Class A.....         1,930           71,178
Advance Auto Parts, Inc. ..............           420           15,590
AFC Enterprises, Inc. .................           600           12,900
Affiliated Computer Services,
  Inc. -- Class A......................           300           15,570
Agere Systems Inc. -- Class A..........        30,000           37,200
Alliant Techsystems Inc. ..............           900           56,664
Alpharma Inc. -- Class A...............         1,030           16,933
American Standard Companies Inc. ......           510           19,324
AMN Healthcare Services, Inc. .........         1,230           15,867
AMR Corporation........................        11,640           98,125
Anheuser-Busch Companies, Inc. ........           740           38,406
Applied Extrusion Technologies, Inc.,
  10.750%, 7/01/2011 (d) ++............      $201,000          123,615
Apria Healthcare Group Inc. ...........           810           23,774
ARAMARK Corporation -- Class B.........         2,000           53,640
Arch Coal, Inc. .......................        11,950          403,551
Armstrong Holdings, Inc. ..............        39,569           49,461
ASML Holding N.V. ADR..................         4,500           63,945
AstraZeneca PLC ADR....................         2,800          125,776
Avery Dennison Corporation.............           900           54,513
Baker Hughes Incorporated..............         1,450           58,435
Barr Pharmaceuticals Inc. .............         1,200           41,220
Baxter International Inc. .............         1,270           38,189
Bed Bath & Beyond Inc. ................         1,450           51,315
Black Box Corporation..................           580           22,040
Bowater Incorporated...................           730           27,229
Brown & Brown, Inc. ...................           690           29,339
Cablevision Systems New York Group --
  Class A..............................         4,210           73,549
Campbell Soup Company..................         1,950           49,900
Cardinal Health, Inc. .................           340           15,130
CarMax, Inc. ..........................         1,180           24,544
Catalina Marketing Corporation.........         1,930           38,542
Chico's FAS, Inc. .....................           600           25,122
ChoicePoint Inc. ......................         1,250           52,500

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------
Cintas Corporation.....................         2,040       $   85,598
Clear Channel Communications, Inc. ....           780           27,846
Collins & Aikman Corporation...........         2,499           12,745
Computer Associates International,
  Inc. ................................           900           22,716
Corinthian Colleges, Inc. .............         2,300           43,056
Corning Incorporated...................        19,500          241,020
Cost Plus, Inc. .......................           900           30,114
Cross Country Healthcare, Inc. ........         1,520           22,678
Cypress Semiconductor Corporation......         7,000           79,380
Delta Air Lines, Inc. .................        10,235           53,120
DeVry, Inc. ...........................           930           21,623
Digene Corporation.....................           630           21,508
Donnkenny, Inc. .......................           545              572
Dow Jones & Company, Inc. .............         1,050           44,499
Downey Financial Corp. ................           550           29,563
Eaton Vance Corp. .....................         1,350           51,219
EchoStar Communications Corporation --
  Class A..............................         1,950           54,054
Edwards Lifesciences Corporation.......         1,650           58,030
Electronic Data Systems Corporation....         2,200           40,656
Emerson Electric Co. ..................           510           30,957
Equifax Inc. ..........................         1,750           42,210
Family Dollar Stores, Inc. ............         2,030           56,556
FEI Company............................           740           14,881
Fifth Third Bancorp....................           750           37,020
Finisar Corporation....................        25,000           37,875
Fluor Corporation......................           580           26,419
Fresh Del Monte Produce Inc. ..........         1,030           27,347
General Dynamics Corporation...........           210           20,752
Gentex Corporation.....................         1,000           35,800
Genzyme Corporation....................         1,100           56,408
Global Crossing Ltd. ..................         2,100           39,480
GrafTech International Ltd. ...........         5,500           60,665
Greater Bay Bancorp....................           530           13,966
Grey Wolf, Inc. .......................        18,300           82,167
Guidant Corporation....................           570           31,532

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------
HCA Inc. ..............................           940       $   36,331
Herman Miller, Inc. ...................           810           21,708
Hibbett Sporting Goods, Inc. ..........         1,100           20,966
H.J. Heinz Company.....................         1,350           49,802
ICOS Corporation.......................           740           17,804
Integrated Circuit Systems, Inc. ......         2,300           55,016
Intel Corporation......................         1,120           27,306
Inter-Tel, Incorporated................           640           13,882
Intuit Inc. ...........................         1,560           58,406
Iron Mountain Incorporated.............           675           21,782
iShares S&P 500 Index Fund.............         4,078          452,576
iShares Lehman 20+ Year Treasury Bond
  Fund.................................         6,342          536,470
Janus Capital Group Inc. ..............         2,400           31,824
JetBlue Airways Corporation............         2,200           52,382
KEMET Corporation......................           750            7,568
KLA-Tencor Corporation.................         1,250           51,513
Knight Transportation, Inc. ...........         1,620           32,092
Kohl's Corporation.....................         1,440           65,894
Kraft Foods Inc. -- Class A............         1,240           37,882
L-3 Communications Holdings, Inc. .....         2,700          165,105
LifePoint Hospitals, Inc. .............           420           14,032
Lincare Holdings Inc. .................         1,900           60,686
Linear Technology Corporation..........         1,250           48,875
Mattel, Inc. ..........................         4,670           81,818
Maverick Tube Corporation..............         6,000          173,040
Maxim Integrated Products, Inc. .......         1,200           57,720
Maytag Corporation.....................         2,450           50,225
McMoRan Exploration Co. ...............        14,500          220,255
Mentor Graphics Corporation............         6,500           76,700
Mercantile Bankshares Corporation......           440           19,980
Mercury Interactive Corporation........           580           21,205
Meritage Corporation...................           340           21,046
Micron Technology, Inc. ...............        10,000          135,300
Motorola, Inc. ........................         4,500           71,685
Mylan Laboratories Inc. ...............         2,900           42,978

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------
Navistar International Corporation.....         1,600       $   57,520
Neurocrine Biosciences, Inc. ..........         1,150           53,556
Newell Rubbermaid Inc. ................         2,250           48,600
Nextel Communications, Inc. -- Class
  A....................................         1,030           23,443
Novell, Inc. ..........................         2,210           15,116
Nuveen Investments -- Class A..........         2,100           53,340
NVIDIA Corporation.....................         1,660           25,564
Oakley, Inc. ..........................         1,300           14,040
Omnicare, Inc. ........................         1,600           45,232
Outback Steakhouse, Inc. ..............           510           20,711
Owens-Illinois, Inc. ..................         3,600           52,920
Pacific Sunwear of California, Inc. ...         2,900           59,160
Panera Bread Company -- Class A........           740           27,299
Paychex, Inc. .........................           740           22,725
Payless ShoeSource, Inc. ..............         1,120           14,493
Performance Food Group Company.........           940           23,293
Pier 1 Imports, Inc. ..................         1,590           28,509
Pitney Bowes Inc. .....................         1,150           48,530
Power Integrations, Inc. ..............           630           12,713
Pride International, Inc. .............        10,000          180,000
PPG Industries, Inc. ..................           950           56,003
Providian Financial Corporation........         9,200          127,328
Raytheon Company.......................           460           15,433
RCN Corporation........................         1,808              193
Regions Financial Corporation..........           910           27,018
Reinsurance Group of America,
  Incorporated.........................           760           30,286
Schering-Plough Corporation............         1,850           36,001
Seagate Technology.....................         7,150           82,011
SEI Investments Company................         1,500           46,005
SLM Corporation........................         1,500           56,880
Southwest Airlines Co. ................         2,820           40,805
Station Casinos, Inc. .................           490           21,168
Target Corporation.....................         1,024           44,646
Teradyne, Inc. ........................         2,900           49,590
The Cheesecake Factory Incorporated....           780           32,581
The Kroger Co. ........................         2,060           32,548

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- July 31, 2004 (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------
The New York Times Company -- Class
  A....................................         1,050       $   43,680
Tiffany & Co. .........................         1,600           57,200
Time Warner Inc. ......................        11,500          191,475
Tractor Supply Company.................           680           24,657
Transatlantic Holdings, Inc. ..........           651           36,838
Tyco International Ltd. ...............         7,500          232,500
USG Corporation........................        13,107          225,965
UST Inc. ..............................         1,960           74,382
UTStarcom, Inc. .......................           530            9,678
Valeant Pharmaceuticals
  International........................         1,520           26,615
Viacom Inc. -- Class B.................         2,000           67,180
Waddell & Reed Financial, Inc. -- Class
  A....................................         2,700           52,434
Walter Industries, Inc. ...............           590            8,231
Weight Watchers International, Inc. ...         2,550           98,787
Winn-Dixie Stores, Inc. ...............        15,259           96,437
W.R. Grace & Co. ......................        10,265           59,640
                                                            ----------
TOTAL SECURITIES SOLD SHORT
  (PROCEEDS $9,320,875)................                     $9,107,301
                                                            ==========

------------------------------

  ++ -- Callable only if stock price equals predetermined price. As of July 31, 2004, bond is not callable.

 (d) -- Defaulted security.

 ADR -- American Depository Receipts.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004
--------------------------------------------------------------------------------

ALPHA HEDGED STRATEGIES FUND
----------------------------------------------------------------
Assets:
  Investments, at value (cost $22,353,875).......    $24,155,674
  Receivables from brokers for proceeds on
     securities sold short.......................      9,325,609
  Receivable for Fund shares issued..............        194,995
  Receivable for investments sold................         98,888
  Dividends and interest receivable..............         47,951
  Other receivables..............................         15,960
  Deposit at broker for short sales..............         15,007
                                                     -----------
        Total Assets.............................     33,854,084
                                                     -----------
Liabilities:
  Securities sold short, at value (proceeds
     $9,320,875 )................................      9,107,301
  Short-term borrowings on credit facility.......      6,450,000
  Payable for investments purchased..............        434,249
  Payable to Adviser.............................         34,921
  Payable for service fees.......................          3,492
  Dividends payable on short positions...........          1,673
  Accrued expenses and other liabilities.........         36,907
                                                     -----------
        Total Liabilities........................     16,068,543
                                                     -----------
Total Net Assets.................................    $17,785,541
                                                     ===========
Net Assets Consist of:
  Shares of beneficial interest..................    $16,556,588
  Accumulated net investment loss................       (117,972)
  Accumulated net realized loss on investments
     sold and securities sold short..............       (668,448)
  Net unrealized appreciation on:
     Investments.................................      1,801,799
     Short positions.............................        213,574
                                                     -----------
Total Net Assets.................................    $17,785,541
                                                     ===========
  Shares outstanding (unlimited shares
     authorized, $0.001 par value)...............      1,657,156
  Net asset value, offering and redemption price
     per share...................................    $     10.73
                                                     ===========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF OPERATIONS

Year Ended July 31, 2004
--------------------------------------------------------------------------------

ALPHA HEDGED STRATEGIES FUND
--------------------------------------------------------------------
Investment Income:
  Dividend income on long positions (net
     of foreign taxes withheld of
     $147)..............................                  $  109,158
  Interest income.......................                     263,187
                                                          ----------
        Total Investment Income.........                     372,345
                                                          ----------
Expenses:
  Investment advisory fees..............       320,150
  Shareholder servicing fees............        32,015
  Operating services fees...............       158,794
                                            ----------
        Total operating expenses before
           interest expense and
           dividends on short
           positions....................                     510,959
  Interest expense on credit facility...                      97,794
  Dividends on short positions (net of
     foreign taxes withheld of $81).....                      65,848
                                                          ----------
        Total Expenses..................                     674,601
                                                          ----------
        Net Investment Loss.............                    (302,256)
                                                          ----------
Realized and Unrealized Gain (Loss) on
  Investments:
  Realized gain (loss) on:
     Investments........................     2,124,803
     Short positions....................    (2,365,599)
                                            ----------
     Net Realized Loss on Investments
        and Short Positions.............                    (240,796)
  Change in unrealized appreciation on:
     Investments........................       306,550
     Short positions....................     1,402,377
                                            ----------
     Net Unrealized Gain on Investments
        and Short Positions.............                   1,708,927
                                                          ----------
     Net Realized and Unrealized Gain on
        Investments and Short
        Positions.......................                   1,468,131
                                                          ----------
Net Increase in Net Assets Resulting
  from Operations.......................                  $1,165,875
                                                          ==========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             PERIOD FROM
                                           YEAR         SEPTEMBER 23, 2002(1)
                                           ENDED               THROUGH
ALPHA HEDGED STRATEGIES FUND           JULY 31, 2004        JULY 31, 2003
-----------------------------------------------------------------------------
Operations:
  Net investment loss..............     $  (302,256)         $  (202,403)
  Net realized loss on investments
     and short positions...........        (240,796)            (329,115)
  Change in unrealized appreciation
     on investments and short
     positions.....................       1,708,927              306,446
                                        -----------          -----------
  Net Increase (Decrease) in Net
     Assets Resulting from
     Operations....................       1,165,875             (225,072)
                                        -----------          -----------
Dividends and Distributions to
  Shareholders:
  Net investment income............          (4,654)                  --
  Net realized gain on security
     transactions..................              --                   --
                                        -----------          -----------
  Total Dividends and
     Distributions.................          (4,654)                  --
                                        -----------          -----------
Capital Share Transactions:
  Proceeds from shares sold........       5,470,092           12,326,047
  Proceeds from shares issued to
     holders in reinvestment of
     dividends.....................           4,571                   --
  Cost of shares redeemed..........        (685,071)            (366,247)
                                        -----------          -----------
  Net Increase in Net Assets from
     Capital Share Transactions....       4,789,592           11,959,800
                                        -----------          -----------
Total Increase in Net Assets.......       5,950,813           11,734,728
Net Assets:
  Beginning of period..............      11,834,728              100,000
                                        -----------          -----------
  End of period*...................     $17,785,541          $11,834,728
                                        ===========          ===========
  * Including undistributed net
     investment income (loss)......     $  (117,972)         $        --
                                        ===========          ===========

------------------------------
(1) Commencement of Operations.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF CASH FLOWS

Year Ended July 31, 2004
--------------------------------------------------------------------------------

ALPHA HEDGED STRATEGIES FUND
-----------------------------------------------------------
Cash Provided by (Used in) Financing
  Activities:
Proceeds from shares sold..................    $  5,470,092
Cost of shares redeemed....................        (685,071)
Net change in receivables/payables related
  to capital share transactions............        (194,995)
                                               ------------
Cash provided by capital share
  transactions.............................       4,590,026
Cash provided by short-term borrowing on
  credit facility..........................       3,950,000
Distributions paid in cash*................             (83)
                                               ------------
                                                               $ 8,539,943
                                                               -----------
Cash Provided by (Used in) Operations:
Purchases of investments...................     (51,135,855)
Proceeds from sales of investments.........      41,432,045
                                               ------------
                                                 (9,703,810)
                                               ------------
Decrease in deposit at brokers for short
  sales....................................       1,450,362
Net investment loss........................        (302,256)
Net change in receivables/payables related
  to operations............................          15,761
                                               ------------
                                                  1,163,867
                                               ------------
                                                                (8,539,943)
                                                               -----------
Net change in cash.........................                             --
Cash, beginning of period..................                             --
                                                               -----------
Cash, end of period........................                    $        --
                                                               ===========
*Non-cash financing activities include
  reinvestment of dividends of.............    $      4,571
Supplemental Information:
Cash paid for interest on short-term
  borrowing on credit facility.............    $     97,794

                     See notes to the financial statements.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2004
--------------------------------------------------------------------------------
1. ORGANIZATION

AIP Alternative Strategies Funds (the "Trust") was organized as a Delaware statutory trust on April 12, 2002, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is an open-ended management investment company issuing one series of shares to investors, Alpha Hedged Strategies Fund (the "Fund"), formerly the Alpha Strategies I Fund. The Fund is a diversified series and seeks to achieve consistent absolute returns with low correlation to traditional financial market indices by engaging in various relative value and securities arbitrage strategies. The Fund commenced operations on September 23, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Portfolio securities that are listed on a U.S. securities exchange (whether domestic or foreign) are valued at the last quoted price as of 4:00 p.m. Eastern time on the day the valuation is made. Securities listed on the Nasdaq Stock Market ("NSM") for which price quotations are readily available are valued using the NASDAQ Official Closing Price ("NOCP"). Open short positions that are traded on the New York Stock Exchange (the "NYSE"), the American Stock Exchange (the "AMEX") and on the Nasdaq National Market System (the "NMS") are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Securities and other assets for which market quotations are not readily available (including restricted securities)

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2004 (continued)
--------------------------------------------------------------------------------

will be valued in good faith at fair value under the supervision of the Trustees. Whenever a furnished price is significantly different from the previous day's price, the Adviser will review the price to determine if it is appropriate.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. It is the Trust's policy that the Fund will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

SHORT SALES
The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Fund does not require the brokers to maintain collateral in support of these receivables.

COLLATERAL ON SHORT SALES
As collateral for short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2004 (continued)
--------------------------------------------------------------------------------

positions, this collateral must equal the market value of the securities sold short.

FEDERAL INCOME TAXES
The Fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

USE OF ESTIMATES
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

The components of distribution paid during the fiscal year ended July 31, 2004 was as follows:

                       ORDINARY INCOME   LONG-TERM CAPITAL
                        DISTRIBUTIONS    GAIN DISTRIBUTIONS
                       ---------------   ------------------
Alpha Hedged
  Strategies Fund....      $4,654                 --

The components of distribution paid during the fiscal year ended July 31, 2003 was as follows:

                       ORDINARY INCOME   LONG-TERM CAPITAL
                        DISTRIBUTIONS    GAIN DISTRIBUTIONS
                       ---------------   ------------------
Alpha Hedged
  Strategies Fund....          --                 --

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2004 (continued)
--------------------------------------------------------------------------------

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

CREDIT FACILITY
Custodial Trust Company has made available to the Fund a credit facility pursuant to a Loan and Pledge Agreement ("Agreement") dated September 30, 2002 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company at any time. The Fund is permitted to borrow up to 33 1/3% of total assets. At July 31, 2004, the Fund had an outstanding loan payable balance of $6,450,000. The maximum amount outstanding during the period of August 1, 2003 through July 31, 2004 was $7,450,000. For the same period the Fund had an outstanding average daily balance of $4,326,974 under the credit facility. Borrowings under the Agreement are charged at the 30-day LIBOR rate plus 1%. As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

OTHER
Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Investment

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2004 (continued)
--------------------------------------------------------------------------------

income for the Fund includes $60,266 of interest earned on receivables from brokers for proceeds on securities sold short.

3. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the year ended July 31, 2004 (excluding short-term investments) aggregated $28,909,368 and $23,385,603 respectively. The primary difference between the cost amount for book purposes and tax purposes is due to deferred cash sale losses and constructive sales.

At July 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments......................    $22,910,902
                                             -----------
Gross unrealized appreciation............      2,511,349
Gross unrealized depreciation............       (986,219)
                                             -----------
Net unrealized appreciation..............    $ 1,525,130
                                             ===========
Undistributed ordinary income............             --
Undistributed long-term capital gain.....             --
                                             -----------
Total distributable earnings.............             --
                                             ===========
Other accumulated losses.................       (296,177)
                                             -----------
Total accumulated earnings/(losses)......    $ 1,228,953
                                             ===========

At July 31, 2004, the Fund had $158,404 of net realized capital loss carryovers, expiring July 31, 2012. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

The Fund had $70,252 of Post-October losses, which are deferred for tax purposes until the fiscal year ending July 31, 2005.

4. INVESTMENT ADVISORY AGREEMENTS

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Alternative Investment Partners, LLC (the

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2004 (continued)
--------------------------------------------------------------------------------

"Adviser"), whereby the Adviser receives an annual advisory fee of 2.50% of the Fund's average daily net assets. For the year ended July 31, 2004, the Fund paid the Adviser $320,150 pursuant to the Advisory Agreement. The Adviser has also entered into an Operating Services Agreement with the Fund to provide virtually all day-to-day operational services to the Fund. The Fund pays the Adviser an annual operating service fee of 1.24% of the Fund's average daily net assets. The Fund paid the Adviser $158,794 for the year ended July 31, 2004, pursuant to the Operating Services Agreement. The Adviser pays all the fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications, and meetings of the shareholders. The Adviser also pays all the expenses related to marketing the Fund and related bookkeeping. The Adviser is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Adviser receives an annual shareholder service fee equal to 0.25% of the Fund's average daily net assets. For the year ended July 31, 2004, the Fund paid the Adviser $32,015 pursuant to the shareholder servicing fee. The combined effect of the Advisory Agreement, Operating Services Agreement, and the shareholder servicing fee is to place a cap or ceiling on the Fund's annual operating expenses at 3.99%, excluding brokerage commissions, interest on Fund borrowings, and dividends paid on short sales.

Pursuant to the sub-advisory agreements between the Adviser and various sub-advisers, who provide services to the Fund, the Adviser compensates the sub-advisers based on each sub-advisers' average daily net assets of the Fund.

The Adviser is affiliated with Asset Alliance Corporation ("Asset Alliance"). Asset Alliance is also affiliated with the Fund's Portfolio Research Consultant, Trust Advisors, LLC (the "Research Consultant"). As a result, the Adviser is also affiliated with the Research Consultant.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2004 (continued)
--------------------------------------------------------------------------------

5. SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                             YEAR ENDED                 PERIOD ENDED
                            JULY 31, 2004              JULY 31, 2003
                       -----------------------    ------------------------
                        SHARES        AMOUNT       SHARES        AMOUNT
                       ---------    ----------    ---------    -----------
Shares sold..........    518,969    $5,470,092    1,233,197    $12,326,047
Shares issued to
  shareholders in
  reinvestment of
  distributions......        454         4,571           --             --
Shares redeemed......    (68,835)     (685,071)     (36,629)      (366,247)
                       ---------    ----------    ---------    -----------
Net increase
  (decrease).........    450,588    $4,789,592    1,196,568    $11,959,800
                                    ==========                 ===========
Shares outstanding:
  Beginning of
     period..........  1,206,568                     10,000
                       ---------                  ---------
  End of period......  1,657,156                  1,206,568
                       =========                  =========

6. CONTROL PERSONS

As of July 31, 2004, the Adviser, its employees and affiliates owned 66% of the outstanding shares of the Fund. A shareholder that owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

AIP Alternative Strategies Funds
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 PERIOD FROM
                                                YEAR        SEPTEMBER 23, 2002(1)
ALPHA HEDGED                                    ENDED              THROUGH
STRATEGIES FUND                             JULY 31, 2004       JULY 31, 2003
---------------------------------------------------------------------------------
PER SHARE DATA(2):
Net Asset Value, Beginning of Period......     $  9.81             $ 10.00
                                               -------             -------
  Gain (Loss) from Investment Operations:
    Net investment loss...................       (0.24)(3)           (0.17)(3)
    Net realized and unrealized gain
       (loss) on investments..............        1.17               (0.02)
                                               -------             -------
    Total Gain (Loss) from Investment
       Operations.........................        0.93               (0.19)
                                               -------             -------
  Less Dividends and Distributions:
    Net investment income.................       (0.01)                 --
    Net realized gains....................          --                  --
                                               -------             -------
    Total Dividends and Distributions.....       (0.01)                 --
                                               -------             -------
Net Asset Value, End of Period............     $ 10.73             $  9.81
                                               =======             =======
Total Return..............................        9.42%              (1.90%)(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted), end of
  period..................................     $17,786             $11,835
Ratio of expenses excluding dividends on
  short positions and interest expense to
  average net assets:.....................        3.99%               3.99%(5)
Ratio of expenses including dividends on
  short positions and interest expense to
  average net assets:.....................        5.27%               4.92%(5)
Ratio of net investment loss excluding
  dividends on short positions and
  interest expense to average net
  assets:.................................       (1.08%)             (1.07%)(5)
Ratio of net investment loss including
  dividends on short positions and
  interest expense to average net
  assets:.................................       (2.36%)             (2.00%)(5)
Ratio of interest expense and dividends on
  short positions to average net
  assets:.................................        1.28%               0.93%(5)
Portfolio turnover rate...................         146%                186%

------------------------------
(1) Commencement of operations.

(2) Information presented relates to a share of beneficial interest outstanding for the entire period.

(3) Net investment loss per share before interest expense and dividends on short positions for the year ended July 31, 2004 and the period ended July 31, 2003 was ($0.11) and ($0.09), respectively.

(4) Not annualized.

(5) Annualized.
                       See notes to financial statements.

AIP Alternative Strategies Funds
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Alpha Hedged Strategies Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments and of securities sold short, and the related statements of operations, of changes in net assets, and of cash flows, and the financial highlights present fairly, in all material respects, the financial position of Alpha Hedged Strategies Fund (formerly known as the Alpha Strategies I Fund) (a series of AIP Alternative Strategies Funds, hereafter referred to as the "Fund") at July 31, 2004, and the results of its operations, the changes in its net assets, and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
September 17, 2004

AIP Alternative Strategies Funds
SUBSEQUENT EVENT (UNAUDITED)

July 31, 2004
--------------------------------------------------------------------------------

The Investment Advisory Agreement with Alternative Investment Partners, LLC, (the "Adviser") terminated on August 2, 2004 due to the acquisition of an additional interest in the Adviser by Asset Alliance Corporation ("Asset Alliance"). Asset Alliance is a multi-faceted investment management firm specializing in alternative investment management and has owned a controlling interest in AIP since the Fund's inception. To avoid disruption of the Fund's investment management program, the Board of Trustees of the Fund (the "Board") approved a new advisory agreement on August 2, 2004, and has recommended that shareholders of the Fund be asked for their approval as well. The special meeting of shareholders of the Fund will be held on September 27, 2004, at 4:00 p.m., Eastern time. The new investment advisory agreement provides that, up until and following shareholder approval, the Adviser will continue to provide investment advisory services on the same terms and with the same fee structure under which it currently operates.

In addition, the portfolio research consultant agreement was assigned as a result in the change of control of the Adviser. Under this agreement, Trust Advisors, an affiliate of the Adviser, provides the Adviser with background information and other research, as well as comprehensive reviews of the sub-advisers utilized by the Fund. On August 2, 2004, as a result of the change in control of the Adviser and corresponding assignment of the portfolio research consultant agreement, the Board re-approved the agreement and has recommended that shareholders of the Fund be asked for their approval as well. The portfolio research consultant agreement provides that, up until and following shareholder approval, Trust Advisors will continue to provide consulting services on the same terms and with the same fee structure under which it currently operates.

AIP Alternative Strategies Funds
MANAGEMENT OF THE FUND

July 31, 2004
--------------------------------------------------------------------------------

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust, which has been filed with the Securities and Exchange Commission and is available upon request. The Board of Trustees consists of four individuals, three of whom are not "interested persons" (as defined under the 1940 Act) of the Trust and the Adviser ("Independent Trustees"). Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

INDEPENDENT TRUSTEES

                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                         PRINCIPAL OCCUPATION   FUND COMPLEX            OTHER
                                            DURING THE PAST      OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE     POSITION*           FIVE YEARS           TRUSTEE         HELD BY TRUSTEE
---------------------  ---------------   ---------------------  -------------   ---------------------
Joseph E. Breslin      Trustee and       Independent                 One        Andrx Corporation;
 (51) 54 Woodland      Chairman          Investment Management                  Kinetics Mutual
 Drive Rye Brook,                        Services Consultant,                   Funds, Inc. (mutual
 NY 10573............                    Whitehall Asset                        fund) from
                                         Management (May 2003                   2000 -- 2004;
                                         to Present); Senior                    Kinetics Portfolios
                                         Managing Director,                     Trust (mutual fund)
                                         Marketing & Sales,                     from 2000 -- 2004.
                                         Whitehall Asset
                                         Management, a
                                         financial services
                                         company (1999 to May
                                         2003); President,
                                         J.E. Breslin & Co.,
                                         an investment
                                         management consulting
                                         firm (1994 to 1999).

AIP Alternative Strategies Funds
MANAGEMENT OF THE FUND

July 31, 2004 --  (continued)
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                         PRINCIPAL OCCUPATION   FUND COMPLEX            OTHER
                                            DURING THE PAST      OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE     POSITION*           FIVE YEARS           TRUSTEE         HELD BY TRUSTEE
---------------------  ---------------   ---------------------  -------------   ---------------------
Robert Anderson (63)   Trustee           Senior Vice President       One        None
 701 Westchester                         Aquila Management
 Avenue, Suite 205-W                     Corp. since 1998;
 White Plains, NY                        From 1995 to 1998,
 10604...............                    Investment Management
                                         Services Consultant
                                         for The Wadsworth
                                         Group.
Joyce P. Montgomery    Trustee           Retired; Bank and           One        The New Jersey
 Rocklin (54)                            Mutual Fund                            Ballet; The Sailing
 701 Westchester                         Consultant; President                  Club, Inc.; and
 Avenue, Suite 205-W                     of Money Marketing                     founder of LMSAFE
 White Plains, NY                        Initiatives (a Mutual                  (Leadership Morris
 10604...............                    Fund Consulting Firm)                  Substance Abuse
                                         from 1988 to 1998;                     Family Education)
                                         Former Executive Vice
                                         President of
                                         SunAmerica Asset
                                         Management; Vice
                                         President of Chase
                                         Bank
Thomas Mann (54)       Trustee           Managing Director, SG       One        None
 701 Westchester                         Constellation since
 Avenue, Suite 205-W                     1994; Managing
 White Plains, NY                        Principal,
 10604...............                    Constellation
                                         Financial Management
                                         Company LLC
Stephen G. Bondi (46)  Nominee for       Chief Financial             N/A        N/A
 800 Third Avenue,     Trustee*,         Officer and Senior
 22nd Floor New York,  Treasurer & CFO   Vice President of
 NY 10022............                    Asset Alliance
                                         Corporation (an
                                         investment holding
                                         company) since
                                         2000 -- Present;
                                         President of Gabelli
                                         Securities, Inc. (an
                                         investment holding
                                         company) from 1999 --
                                         2000; President of
                                         Gabelli & Company,
                                         Inc. (a
                                         broker-dealer) from
                                         1999 -- 2000; and
                                         from 1999 -- 2000,
                                         Executive Vice
                                         President -- Finance
                                         & Administration with
                                         Gabelli Asset
                                         Management Inc. (an
                                         asset management
                                         company).

AIP Alternative Strategies Funds
MANAGEMENT OF THE FUND

July 31, 2004 --  (continued)
--------------------------------------------------------------------------------

INTERESTED TRUSTEES AND OFFICERS

                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                         PRINCIPAL OCCUPATION   FUND COMPLEX            OTHER
                                            DURING THE PAST      OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE     POSITION*           FIVE YEARS           TRUSTEE         HELD BY TRUSTEE
---------------------  ---------------   ---------------------  -------------   ---------------------
Stephen G. Bondi (46)  Nominee for       Chief Financial             N/A        N/A
 800 Third Avenue,     Trustee**,        Officer and Senior
 22nd Floor New York,  Treasurer & CFO   Vice President of
 NY 10022............                    Asset Alliance
                                         Corporation (an
                                         investment holding
                                         company) since
                                         2000 -- Present;
                                         President of Gabelli
                                         Securities, Inc. (an
                                         investment holding
                                         company) from 1999 --
                                         2000; President of
                                         Gabelli & Company,
                                         Inc. (a
                                         broker-dealer) from
                                         1999 -- 2000; and
                                         from 1999 -- 2000,
                                         Executive Vice
                                         President -- Finance
                                         & Administration with
                                         Gabelli Asset
                                         Management Inc. (an
                                         asset management
                                         company).
Lee Schultheis (47)    President         Chief Executive             One        None
 701 Westchester                         Officer of the
 Avenue White Plains,                    Adviser since
 NY 10604............                    2004 -- present;
                                         Managing Member and
                                         Chief Investment
                                         Officer of the
                                         Adviser since
                                         2002 -- present; From
                                         1999 -- 2002 Chief
                                         Operating Officer of
                                         Kinetics Asset
                                         Management, Inc. and
                                         President of Kinetics
                                         Funds Distributor,
                                         Inc.; From
                                         1995 -- 1999
                                         President of Vista
                                         Funds Distributor,
                                         Inc.

------------------------------
 * The term of office of each Trustee listed above will continue indefinitely.

** Mr. Bondi does not currently serve as Trustee on the Board of Trustees, but has been approved by the Nominating Committee and is currently being submitted for election by the Fund's shareholders. If elected by the Fund's shareholders, Mr. Bondi will serve as an "interested" Trustee because of his affiliation with Asset Alliance, which owns a controlling interest in AIP.

                               INVESTMENT ADVISER
                      Alternative Investment Partners, LLC
                       701 Westchester Avenue, Suite 205W
                             White Plains, NY 10604

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                        ADMINISTRATOR AND TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                            Custodial Trust Company
                              101 Carnegie Center
                              Princeton, NJ 08540

                                 LEGAL COUNSEL
                                 Blank Rome LLP
                              405 Lexington Avenue
                               New York, NY 10174

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                              Milwaukee, WI 53202

                          TOLL FREE TELEPHONE NUMBER:
                                 1-877-Low-Beta
                                (1-877-569-2382)

            The Fund's Statement of Additional Information contains
       additional information about the Fund's Trustees and is available without charge upon request by calling

                                 1-877-569-2382

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Fund's website, www.aipfunds.com, or on the SEC's website, at www.sec.gov.
     Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available without charge upon request by calling 1-877-569-2382; or on the SEC's website, at
                                  www.sec.gov.

                 This report must be accompanied or preceded by
                         the Fund's current prospectus.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant has posted its code of ethics on its Internet website: www.aipfunds.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Joseph Breslin is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                              FYE 7/31/2004          FYE 7/31/2003
                              -------------          -------------
Audit Fees                       25,000.00              17,000.00
Audit-Related Fees                   none                   none
Tax Fees                          3,000.00               3,700.00
All Other Fees                       none                   none

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc. -- not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                FYE 7/31/2004       FYE 7/31/2003
----------------------                -------------       -------------
Registrant                                 none                none
Registrant's Investment Adviser            none                none

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see the attached financial statements as of July 31, 2004.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Investment Advisory Agreement with Alternative Investment Partners, LLC, (the "Adviser") terminated on August 2, 2004 due to the acquisition of an additional interest in the Adviser by Asset Alliance Corporation ("Asset Alliance"). Asset Alliance is a multi-faceted investment management firm specializing in alternative investment management and has owned a controlling interest in AIP since the Fund's inception. To avoid disruption of the Fund's investment management program, the Board of Trustees of the Fund (the "Board") approved a new advisory agreement on August 2, 2004, and has recommended that shareholders of the Fund be asked for their approval as well. The new investment advisory agreement provides that, up until and following shareholder approval, the Adviser will continue to provide investment advisory services on the same terms and with the same fee structure under which it currently operates.

In addition, the portfolio research consultant agreement was assigned as a result in the change of control of the Adviser. Under this agreement, Trust Advisors, and affiliate of the Adviser, provides the Adviser with background information and other research, as well as comprehensive reviews of the sub-advisers utilized by the Fund. On August 2, 2004, as a result of the change in control of the Adviser and corresponding assignment of the portfolio research consultant agreement, the Board re-approved the agreement and has recommended that shareholders of the Fund be asked for their approval as well. The portfolio research consultant agreement provides that, up until and following shareholder approval, Trust Advisors will continue to provide consulting services on the same terms and with the same fee structure under which it currently operates.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant's Form N-CSR filed September 30, 2003.

(b) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                     (Registrant)     AIP Alternative Strategies Funds
                                      ------------------------------------------

                     By (Signature and Title)* /s/ Lee Schultheis
                                               ---------------------------------
                                                   Lee Schultheis, President

                     Date  March 29, 2005
                           -----------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                     By (Signature and Title)* /s/ Lee Schultheis
                                               ---------------------------------
                                                   Lee Schultheis, President

                     Date  March 29, 2005
                           -----------------------------------------------------


                     By (Signature and Title)* /s/ Stephen G. Bondi
                                               ---------------------------------
                                                   Stephen G. Bondi, Treasurer

                     Date  March 29, 2005
                           -----------------------------------------------------

* Print the name and title of each signing officer under his or her signature.